Provisions - Movement in Provision for Asset Retirement Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	$ 353,308,000	$ 337,765,000
Arising during the period	431,000	14,888,000
Accretion cost	(2,160,000)	655,000
Utilized	(3,097,000)	0
Provisions at end of period	$ 348,482,000	$ 353,308,000